Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – Subsequent Events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosures in the notes thereto.

On May 6, 2025, the Company entered into a Private Placement Subscription Agreement to issue a total of 154,853 units to Patricia Madaris, Interim CEO, VP Finance & CFO, for cash proceeds of $17,901. Each unit consist of one share of common Stock, and a non-transferable half warrant for common stock which may be exercised for 36 months following the closing date at an exercise price equal to the offering price.

On May 27, 2025, the Company entered into a Private Placement Subscription Agreement to issue a total of 3,190,718 units to Pete O’Heeron, Chairman of the Board, Treasurer, Secretary & Director of the Company, for the conversion of a promissory note with a principal balance of $210,000 and accrued interest of $26,868. Each unit consist of one share of common Stock, and a non-transferable half warrant for common stock which may be exercised for 36 months following the closing date at an exercise price equal to the offering price.

On May 30, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $73,700 (the “May 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $6,700, matures on March 15, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

Subsequent to April 30, 2025, the Company issued a total of 2,410,068 shares of our common stock for conversions of $131,880 in principal on convertible notes payable with an exercise price ranging from $0.04699 to $0.06494.

Subsequent to April 30, 2025, an investor purchased 3,274,064 restricted shares of the Company’s common stock for net proceeds of $206,756, after deducting the legal fees and clearing expenses.

NOTE 14 – Subsequent events

On February 4, 2025, the Company entered into a stock compensation and subscription agreement with an investor relations firm that includes the issuance of 1,000,000 shares of restricted common stock. The shares of restricted common stock will be subject to a six-month hold period from the date of issuance. As of the date of this filing, the Company has issued 250,000 shares related to this agreement.

On February 26, 2025, the Company issued Pete O’Heeron, Chairman of the Board, 3,080,670 units for the conversion of his $250,000 promissory note and accrued interest of $27,260. Each unit consists of 1 share of our common stock and ½ warrant. Each warrant allows the holder to purchase one share of our common stock at a price of $0.09 per share. The warrants expire three years from the date of issuance.

Subsequent to January 31, 2025, an investor purchased 2,105,374 restricted shares of the Company’s common stock for net proceeds of $145,001, after deducting the legal fees and clearing expenses.

Subsequent to January 31, 2025, the Company issued 546,021 units to an officer and members of the Board of Directors for $49,142 in cash proceeds. Each unit consists of 1 share of our common stock and ½ warrant. Each warrant allows the holder to purchase one share of our common stock at a price of $0.09 per share. The warrants expire three years from the date of issuance.

On March 3, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $61,600 (the “March 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $11,600, matures on December 15, 2025, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.

On April 22, 2025, the Company issued a total of 206,624 shares of our common stock for conversions of $12,320 in principal on convertible notes payable at exercise prices ranging from $0.059625.

On April 25, 2025, the Company issued a total of 230,280 shares of our common stock for conversions of $12,320 in principal on convertible notes payable at exercise prices ranging from $0.0535.

On April 28, 2025, the Company received advances of $75,000 from Pete O’Heeron, Chairman of the Board. The advance is unsecured, non-interest bearing and are payable on demand.

On April 29, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $89,650 (the “April 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $14,650, matures on February 15, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion.